Note 5 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reportable segments [text block]
	Latin America - north (i)			Latin America - south (ii)			Canada			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net sales	32,628.1	31,086.0	28,927.8	10,753.9	10,769.7	10,212.9	6,849.3	6,043.6	6,461.9	50,231.3	47,899.3	45,602.6
Cost of sales	(12,584.9)	(11,935.0)	(10,870.4)	(4,269.7)	(4,122.6)	(3,685.4)	(2,415.0)	(1,984.2)	(2,122.2)	(19,269.6)	(18,041.8)	(16,678.0)
Gross profit	20,043.2	19,151.0	18,057.4	6,484.2	6,647.1	6,527.5	4,434.3	4,059.4	4,339.7	30,961.7	29,857.5	28,924.6
Distribution expenses	(4,399.1)	(4,193.8)	(3,965.4)	(1,053.1)	(1,007.9)	(979.6)	(1,284.3)	(1,093.8)	(1,140.5)	(6,736.5)	(6,295.5)	(6,085.5)
Sales and marketing expenses	(3,645.3)	(3,655.5)	(3,671.1)	(1,113.9)	(1,091.3)	(1,317.6)	(970.3)	(873.2)	(936.3)	(5,729.5)	(5,620.0)	(5,925.0)
Administrative expenses	(1,696.0)	(1,954.1)	(1,486.3)	(410.8)	(384.5)	(400.2)	(260.4)	(285.2)	(279.6)	(2,367.2)	(2,623.8)	(2,166.1)
Other operating income/(expenses)	985.0	1,170.5	1,283.7	(24.6)	41.2	(39.0)	(13.1)	5.6	(21.6)	947.3	1,217.3	1,223.1
Exceptional items	18.7	(56.1)	1,183.2	(88.3)	(41.3)	(41.5)	(16.8)	(11.3)	(7.4)	(86.4)	(108.7)	1,134.3
Income from operations (EBIT)	11,306.5	10,462.0	11,401.5	3,793.5	4,163.3	3,749.6	1,889.4	1,801.5	1,954.3	16,989.4	16,426.8	17,105.4
Net finance cost	(2,211.8)	(2,693.3)	(3,694.5)	(1,431.4)	(709.5)	(439.0)	(180.2)	(91.1)	431.5	(3,823.4)	(3,493.9)	(3,702.0)
Share of result of joint ventures	(2.3)	(4.7)	(6.8)	–	–	–	3.3	1.6	1.8	1.0	(3.1)	(5.0)
Income before income tax	9,092.4	7,764.0	7,700.2	2,362.1	3,453.8	3,310.6	1,712.5	1,712.0	2,387.6	13,167.0	12,929.8	13,398.4
Income tax expense	(299.8)	(3,309.5)	1,100.1	(866.8)	(1,144.1)	(814.0)	(623.0)	(625.7)	(601.1)	(1,789.6)	(5,079.3)	(315.0)
Net income	8,792.6	4,454.5	8,800.3	1,495.3	2,309.7	2,496.6	1,089.5	1,086.3	1,786.5	11,377.4	7,850.5	13,083.4

Normalized EBITDA (iii)	14,053.2	13,233.9	12,805.0	4,893.7	4,866.6	4,501.7	2,152.0	2,047.1	2,176.4	21,098.9	20,147.6	19,483.1
Exceptional items	18.7	(56.1)	1,183.2	(88.3)	(41.3)	(41.5)	(16.8)	(11.3)	(7.4)	(86.4)	(108.7)	1,134.3
Depreciation. amortization and impairment	(2,765.4)	(2,715.8)	(2,586.7)	(1,011.9)	(662.0)	(710.6)	(245.8)	(234.3)	(214.7)	(4,023.1)	(3,612.1)	(3,512.0)
Net finance costs	(2,211.8)	(2,693.3)	(3,694.5)	(1,431.4)	(709.5)	(439.0)	(180.2)	(91.1)	431.5	(3,823.4)	(3,493.9)	(3,702.0)
Share of result of joint ventures	(2.3)	(4.7)	(6.8)	–	–	–	3.3	1.6	1.8	1.0	(3.1)	(5.0)
Income tax expense	(299.8)	(3,309.5)	1,100.1	(866.8)	(1,144.1)	(814.0)	(623.0)	(625.7)	(601.1)	(1,789.6)	(5,079.3)	(315.0)
Net income	8,792.6	4,454.5	8,800.3	1,495.3	2,309.7	2,496.6	1,089.5	1,086.3	1,786.5	11,377.4	7,850.5	13,083.4

Normalized EBITDA margin in %	43.1%	42.6%	44.3%	45.5%	45.2%	44.1%	31.4%	33.9%	33.7%	42.0%	42.1%	42.7%

Acquisition of property, plant and equipment	2,312.3	1,862.0	2,352.0	1,040.8	1,051.2	1,365.5	217.9	292.8	317.9	3,571.0	3,206.0	4,035.4

	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Segment assets	51,373.8	48,811.7	50,935.0	14,447.8	11,558.5	11,149.0	10,924.3	10,204.9	9,245.8	76,745.9	70,575.1	71,329.8
Intersegment elimination										(2,246.5)	(3,077.7)	(3,968.1)
Non-segmented assets										19,626.7	19,354.5	16,479.7
Total assets										94,126.1	86,851.9	83,841.4

Segment liabilities	21,673.0	23,031.6	22,958.9	4,484.6	6,015.2	5,576.4	3,584.8	3,700.2	3,275.7	29,742.4	32,747.0	31,811.0
Intersegment elimination										(2,246.4)	(3,077.7)	(3,968.1)
Non-segmented liabilities										66,630.1	57,182.6	55,998.5
Total liabilities										94,126.1	86,851.9	83,841.4
	Latin America - north
	CAC			Brazil			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net sales	5,813.9	4,733.0	3,973.2	26,814.2	26,353.0	24,954.6	32,628.1	31,086.0	28,927.8
Cost of sales	(2,560.1)	(2,045.6)	(1,798.6)	(10,024.8)	(9,889.4)	(9,071.8)	(12,584.9)	(11,935.0)	(10,870.4)
Gross profit	3,253.8	2,687.4	2,174.6	16,789.4	16,463.6	15,882.8	20,043.2	19,151.0	18,057.4
Distribution expenses	(627.6)	(538.6)	(409.9)	(3,771.5)	(3,655.2)	(3,555.5)	(4,399.1)	(4,193.8)	(3,965.4)
Sales and marketing expenses	(561.8)	(526.4)	(456.7)	(3,083.5)	(3,129.1)	(3,214.4)	(3,645.3)	(3,655.5)	(3,671.1)
Administrative expenses	(281.5)	(265.0)	(171.7)	(1,414.5)	(1,689.1)	(1,314.6)	(1,696.0)	(1,954.1)	(1,486.3)
Other operating income/(expenses)	20.0	77.8	9.6	965.0	1,092.7	1,274.1	985.0	1,170.5	1,283.7
Exceptional items	62.4	(23.1)	(13.5)	(43.7)	(33.0)	1,196.7	18.7	(56.1)	1,183.2
Income from operations (EBIT)	1,865.3	1,412.1	1,132.4	9,441.2	9,049.9	10,269.1	11,306.5	10,462.0	11,401.5
Net finance cost	(56.8)	(46.5)	(9.2)	(2,155.0)	(2,646.8)	(3,685.3)	(2,211.8)	(2,693.3)	(3,694.5)
Share of result of joint ventures	3.9	6.0	19.0	(6.2)	(10.7)	(25.8)	(2.3)	(4.7)	(6.8)
Income before income tax	1,812.4	1,371.6	1,142.2	7,280.0	6,392.4	6,558.0	9,092.4	7,764.0	7,700.2
Income tax expense	(473.0)	(353.5)	(318.8)	173.2	(2,956.0)	1,418.9	(299.8)	(3,309.5)	1,100.1
Net income	1,339.4	1,018.1	823.4	7,453.2	3,436.4	7,976.9	8,792.6	4,454.5	8,800.3

Normalized EBITDA (iii)	2,290.0	1,842.0	1,483.8	11,763.2	11,391.9	11,321.2	14,053.2	13,233.9	12,805.0
Exceptional items	62.4	(23.1)	(13.5)	(43.7)	(33.0)	1,196.7	18.7	(56.1)	1,183.2
Depreciation. amortization and impairment	(487.1)	(406.8)	(338.0)	(2,278.3)	(2,309.0)	(2,248.7)	(2,765.4)	(2,715.8)	(2,586.7)
Net finance costs	(56.8)	(46.5)	(9.2)	(2,155.0)	(2,646.8)	(3,685.3)	(2,211.8)	(2,693.3)	(3,694.5)
Share of result of joint ventures	3.9	6.0	19.0	(6.2)	(10.7)	(25.8)	(2.3)	(4.7)	(6.8)
Income tax expense	(473.0)	(353.5)	(318.8)	173.2	(2,956.0)	1,418.9	(299.8)	(3,309.5)	1,100.1
Net income	1,339.4	1,018.1	823.3	7,453.2	3,436.4	7,977.0	8,792.6	4,454.5	8,800.3

Normalized EBITDA margin in %	39.4%	38.9%	35.3%	43.9%	43.2%	45.4%	43.1%	42.6%	44.3%
	Brazil
	Beer			Soft drink and Non-alcoholic and non-carbonated			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net sales	23,008.5	22,509.3	21,173.1	3,805.7	3,843.7	3,781.5	26,814.2	26,353.0	24,954.6
Cost of sales	(8,222.9)	(7,895.1)	(7,339.9)	(1,801.9)	(1,994.3)	(1,731.9)	(10,024.8)	(9,889.4)	(9,071.8)
Gross profit	14,785.6	14,614.2	13,833.2	2,003.8	1,849.4	2,049.6	16,789.4	16,463.6	15,882.8
Distribution expenses	(3,072.9)	(2,961.0)	(2,891.7)	(698.6)	(694.2)	(663.8)	(3,771.5)	(3,655.2)	(3,555.5)
Sales and marketing expenses	(2,897.8)	(2,953.6)	(3,044.0)	(185.7)	(175.5)	(170.4)	(3,083.5)	(3,129.1)	(3,214.4)
Administrative expenses	(1,202.6)	(1,476.3)	(1,160.2)	(211.9)	(212.8)	(154.4)	(1,414.5)	(1,689.1)	(1,314.6)
Other operating income/(expenses)	740.1	825.0	969.8	224.9	267.7	304.3	965.0	1,092.7	1,274.1
Exceptional items	(37.0)	(28.2)	1,014.3	(6.7)	(4.8)	182.4	(43.7)	(33.0)	1,196.7
Income from operations (EBIT)	8,315.4	8,020.1	8,721.4	1,125.8	1,029.8	1,547.7	9,441.2	9,049.9	10,269.1
Net finance cost	(2,155.0)	(2,646.8)	(3,685.3)	–	–	–	(2,155.0)	(2,646.8)	(3,685.3)
Share of result of joint ventures	(6.2)	(10.7)	(25.8)	–	–	–	(6.2)	(10.7)	(25.8)
Income before income tax	6,154.2	5,362.6	5,010.3	1,125.8	1,029.8	1,547.7	7,280.0	6,392.4	6,558.0
Income tax expense	173.2	(2,956.0)	1,418.9	–	–	–	173.2	(2,956.0)	1,418.9
Net income	6,327.4	2,406.6	6,429.2	1,125.8	1,029.8	1,547.7	7,453.2	3,436.4	7,976.9

Normalized EBITDA (i)	10,350.0	10,047.3	9,618.6	1,413.2	1,344.6	1,702.6	11,763.2	11,391.9	11,321.2
Exceptional items	(37.0)	(28.2)	1,014.3	(6.7)	(4.8)	182.4	(43.7)	(33.0)	1,196.7
Depreciation, amortization and impairment	(1,997.6)	(1,999.0)	(1,911.5)	(280.7)	(310.0)	(337.3)	(2,278.3)	(2,309.0)	(2,248.8)
Net finance costs	(2,155.0)	(2,646.8)	(3,685.3)	–	–	–	(2,155.0)	(2,646.8)	(3,685.3)
Share of result of joint ventures	(6.2)	(10.7)	(25.8)	–	–	–	(6.2)	(10.7)	(25.8)
Income tax expense	173.2	(2,956.0)	1,418.9	–	–	–	173.2	(2,956.0)	1,418.9
Net income	6,327.4	2,406.6	6,429.2	1,125.8	1,029.8	1,547.7	7,453.2	3,436.4	7,976.9

Normalized EBITDA margin in %	45.0%	44.5%	45.4%	37.1%	35.8%	45.0%	43.9%	43.2%	45.4%